Convertible Redeemable Preferred Shares - Redemption rights (Details)	12 Months Ended
Dec. 31, 2021
Series A preferred shares
Temporary Equity [Line Items]
Redemption period	4 years
Redemption price	100.00%
Interest at redemption	10.00%
Series B preferred shares
Temporary Equity [Line Items]
Redemption period	60 months
Redemption price	100.00%
Interest at redemption	10.00%
Series C-1 preferred shares
Temporary Equity [Line Items]
Redemption period	60 months
Redemption price	100.00%
Interest at redemption	10.00%
Series C preferred shares
Temporary Equity [Line Items]
Redemption period	60 months
Redemption price	100.00%
Interest at redemption	10.00%
Series D preferred shares
Temporary Equity [Line Items]
Redemption price	100.00%
Interest at redemption	10.00%
Series D+ preferred shares
Temporary Equity [Line Items]
Redemption price	100.00%
Interest at redemption	10.00%
Series E preferred shares
Temporary Equity [Line Items]
Redemption price	100.00%
Interest at redemption	10.00%